American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
December 31, 2023

Multisector Income - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 44.0%
Aerospace and Defense — 0.9%
Boeing Co., 4.875%, 5/1/25	270,000	268,874
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	130,000	132,267
Bombardier, Inc., 8.75%, 11/15/30(1)	128,000	136,442
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	104,075
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	140,000	150,671
TransDigm, Inc., 4.625%, 1/15/29(2)	120,000	112,740
TransDigm, Inc., 7.125%, 12/1/31(1)	4,000	4,197
		909,266
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	40,000	32,854
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	209,398
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	213,229
General Motors Financial Co., Inc., 5.40%, 4/6/26	300,000	302,000
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	270,000	285,139
		1,009,766
Banks — 8.9%
Banco Santander SA, 6.92%, 8/8/33	400,000	426,675
Banco Santander SA, 6.94%, 11/7/33	600,000	666,630
Bank of America Corp., VRN, 5.82%, 9/15/29	120,000	123,947
Bank of America Corp., VRN, 2.88%, 10/22/30	365,000	324,134
Bank of America Corp., VRN, 4.57%, 4/27/33	140,000	133,513
Barclays PLC, VRN, 7.39%, 11/2/28	315,000	336,831
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	213,953
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	300,000	304,535
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	285,000	297,972
BPCE SA, 5.15%, 7/21/24(1)	410,000	406,567
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	272,006
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	255,000	256,700
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	84,000	89,691
Citibank NA, 5.80%, 9/29/28	165,000	172,388
Credit Agricole SA, 4.125%, 1/10/27(1)	250,000	242,702
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	250,000	231,697
Discover Bank, 3.45%, 7/27/26	270,000	255,399
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	192,432
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	390,000	395,577
Huntington National Bank, 5.65%, 1/10/30	250,000	252,402
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	200,000	197,992
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	345,000	353,931
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	185,000	190,385
KeyBank NA, 4.39%, 12/14/27	250,000	235,304
KeyCorp, VRN, 3.88%, 5/23/25	225,000	220,017
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	210,000	217,927
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	200,000	211,418
Truist Bank, VRN, 2.64%, 9/17/29	520,000	484,146
Truist Financial Corp., VRN, 7.16%, 10/30/29	55,000	59,442
U.S. Bancorp, VRN, 6.79%, 10/26/27	255,000	266,361
U.S. Bancorp, VRN, 5.78%, 6/12/29	134,000	137,760

Wells Fargo & Co., VRN, 6.30%, 10/23/29	90,000	94,909
Wells Fargo & Co., VRN, 5.39%, 4/24/34	147,000	147,724
Wells Fargo & Co., VRN, 5.56%, 7/25/34	229,000	233,266
		8,646,333
Biotechnology — 0.3%
Amgen, Inc., 5.25%, 3/2/30	290,000	298,254
Broadline Retail — 0.5%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	367,000	347,723
Prosus NV, 4.85%, 7/6/27	150,000	145,110
		492,833
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	501,000	484,331
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	42,000	42,934
Standard Industries, Inc., 4.375%, 7/15/30(1)	134,000	123,224
		650,489
Capital Markets — 2.7%
ARES Capital Corp., 7.00%, 1/15/27	215,000	221,272
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	155,000	171,759
Blue Owl Capital Corp., 3.40%, 7/15/26	440,000	409,333
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)	285,000	294,241
Charles Schwab Corp., VRN, 6.20%, 11/17/29	95,000	99,678
Charles Schwab Corp., VRN, 5.85%, 5/19/34	98,000	101,213
Charles Schwab Corp., VRN, 6.14%, 8/24/34	50,000	52,723
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	170,000	180,500
Golub Capital BDC, Inc., 7.05%, 12/5/28	323,000	338,933
LPL Holdings, Inc., 6.75%, 11/17/28	147,000	156,797
Macquarie Bank Ltd., 5.39%, 12/7/26(1)	175,000	177,411
Morgan Stanley, VRN, 6.34%, 10/18/33	85,000	91,695
Morgan Stanley, VRN, 5.42%, 7/21/34	129,000	130,982
Nasdaq, Inc., 5.55%, 2/15/34	155,000	161,121
		2,587,658
Chemicals — 0.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	283,416
Tronox, Inc., 4.625%, 3/15/29(1)	260,000	230,488
		513,904
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	322,000	327,384
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	261,000	201,622
		529,006
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	220,000	232,932
Construction Materials — 0.1%
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(1)	100,000	105,433
Consumer Finance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	845,000	856,088
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	235,000	239,827
Capital One Financial Corp., VRN, 7.15%, 10/29/27	139,000	144,380
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	490,000	460,903
Navient Corp., 5.875%, 10/25/24	135,000	135,080
OneMain Finance Corp., 9.00%, 1/15/29	200,000	211,616
Synchrony Financial, 4.25%, 8/15/24	235,000	232,518
		2,280,412
Containers and Packaging — 1.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	459,000	464,458
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	388,000	393,874

Sealed Air Corp., 5.00%, 4/15/29(1)(2)	446,000	431,773
		1,290,105
Distributors — 0.4%
LKQ Corp., 6.25%, 6/15/33	406,000	424,606
Diversified REITs — 0.9%
Agree LP, 2.90%, 10/1/30	215,000	184,528
Brixmor Operating Partnership LP, 3.90%, 3/15/27	440,000	419,884
Spirit Realty LP, 4.00%, 7/15/29	295,000	280,216
		884,628
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 5.40%, 2/15/34	545,000	562,287
Sprint Capital Corp., 8.75%, 3/15/32	195,000	240,910
		803,197
Electric Utilities — 0.9%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	253,283
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	123,000	128,846
Pacific Gas & Electric Co., 6.40%, 6/15/33	84,000	88,470
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	263,591
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	189,981	171,626
		905,816
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	183,000	190,884
Entertainment — 0.3%
Warnermedia Holdings, Inc., 6.41%, 3/15/26	255,000	255,188
Warnermedia Holdings, Inc., 3.76%, 3/15/27	44,000	42,176
		297,364
Financial Services — 1.0%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	264,224
Deutsche Bank AG, VRN, 7.15%, 7/13/27	401,000	416,457
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	245,000	252,547
		933,228
Ground Transportation — 0.4%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	345,000	350,519
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	235,000	227,294
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	90,000	95,057
Medline Borrower LP, 3.875%, 4/1/29(1)	259,000	234,487
		556,838
Health Care Providers and Services — 1.6%
Centene Corp., 4.625%, 12/15/29	235,000	225,596
IQVIA, Inc., 6.50%, 5/15/30(1)	200,000	205,272
Owens & Minor, Inc., 6.625%, 4/1/30(1)	252,000	240,927
Star Parent, Inc., 9.00%, 10/1/30(1)(2)	169,000	178,312
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	326,822
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	180,000	179,649
Tenet Healthcare Corp., 4.25%, 6/1/29	150,000	139,813
		1,496,391
Hotels, Restaurants and Leisure — 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	284,000	256,519
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	110,815
Churchill Downs, Inc., 5.75%, 4/1/30(1)	262,000	255,753
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	328,000	336,164
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	206,000	215,271
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	336,000	303,302

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	209,393
		1,687,217
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	250,000	263,023
Insurance — 0.7%
Athene Global Funding, 2.51%, 3/8/24(1)	350,000	347,716
Athene Holding Ltd., 5.875%, 1/15/34	81,000	81,832
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	205,000	188,959
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	55,000	45,108
		663,615
IT Services — 1.0%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	445,000	423,631
Kyndryl Holdings, Inc., 2.70%, 10/15/28	467,000	412,026
Kyndryl Holdings, Inc., 3.15%, 10/15/31	100,000	83,637
		919,294
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	258,000	265,281
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	254,000	276,098
Ingersoll Rand, Inc., 5.70%, 8/14/33	61,000	64,567
		340,665
Media — 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	235,000	241,342
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 4/1/38	200,000	180,612
Cox Communications, Inc., 5.70%, 6/15/33(1)	102,000	106,162
Fox Corp., 6.50%, 10/13/33	370,000	400,738
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	315,000	238,013
Gray Television, Inc., 4.75%, 10/15/30(1)	165,000	124,396
Paramount Global, 6.875%, 4/30/36	265,000	269,183
Paramount Global, 5.90%, 10/15/40	27,000	24,485
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	195,000	188,743
TEGNA, Inc., 5.00%, 9/15/29	183,000	167,908
Warner Media LLC, 3.80%, 2/15/27	187,000	172,327
		2,113,909
Metals and Mining — 0.9%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	22,000	22,981
ATI, Inc., 4.875%, 10/1/29	230,000	214,686
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	351,000	356,381
South32 Treasury Ltd., 4.35%, 4/14/32(1)	299,000	269,731
		863,779
Multi-Utilities — 0.3%
Sempra, VRN, 4.125%, 4/1/52	300,000	258,951
Oil, Gas and Consumable Fuels — 4.9%
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	84,217
Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	316,685
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	290,000	294,075
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	111,000	112,151
Civitas Resources, Inc., 8.375%, 7/1/28(1)	381,000	398,219
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	270,000	278,875
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	110,000	107,377
Ecopetrol SA, 5.375%, 6/26/26	200,000	196,235
EnLink Midstream LLC, 6.50%, 9/1/30(1)	260,000	265,749
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	285,593
Geopark Ltd., 5.50%, 1/17/27(1)	260,000	230,449

MEG Energy Corp., 5.875%, 2/1/29(1)	253,000	246,106
Occidental Petroleum Corp., 6.375%, 9/1/28(2)	363,000	381,785
Occidental Petroleum Corp., 6.125%, 1/1/31	287,000	298,310
ONEOK, Inc., 6.05%, 9/1/33	50,000	52,999
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	239,924
Raizen Fuels Finance SA, 5.30%, 1/20/27(1)	200,000	199,590
Southwestern Energy Co., 5.375%, 3/15/30	360,000	351,953
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	250,000	264,698
Viper Energy, Inc., 7.375%, 11/1/31(1)	125,000	129,516
		4,734,506
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	233,056	219,453
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	90,384	89,799
		309,252
Personal Care Products — 0.3%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	240,000	246,704
Pharmaceuticals — 0.5%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	545,000	466,751
Retail REITs — 0.7%
NNN REIT, Inc., 4.30%, 10/15/28	568,000	551,945
NNN REIT, Inc., 5.60%, 10/15/33	110,000	113,642
		665,587
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	210,000	178,523
Specialized REITs — 1.2%
American Tower Corp., 5.55%, 7/15/33	250,000	258,840
Iron Mountain, Inc., 5.625%, 7/15/32(1)	480,000	455,528
VICI Properties LP, 4.375%, 5/15/25	246,000	241,907
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	246,228
		1,202,503
Trading Companies and Distributors — 0.9%
Air Lease Corp., 3.125%, 12/1/30	320,000	280,087
Aircastle Ltd., 6.50%, 7/18/28(1)	345,000	352,209
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	245,000	250,693
		882,989
Wireless Telecommunication Services — 0.1%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	100,000	52,957
TOTAL CORPORATE BONDS (Cost $41,560,899)		42,538,222
U.S. TREASURY SECURITIES — 16.5%
U.S. Treasury Notes, 1.50%, 2/15/25(3)	500,000	482,598
U.S. Treasury Notes, 4.00%, 2/15/26(3)	500,000	497,783
U.S. Treasury Notes, 4.375%, 8/15/26	1,800,000	1,812,445
U.S. Treasury Notes, 4.625%, 9/15/26	3,670,000	3,721,538
U.S. Treasury Notes, 2.00%, 11/15/26	350,000	330,942
U.S. Treasury Notes, 4.625%, 11/15/26	2,000,000	2,031,875
U.S. Treasury Notes, 4.375%, 12/15/26	2,400,000	2,423,813
U.S. Treasury Notes, 4.875%, 10/31/30	2,900,000	3,068,109
U.S. Treasury Notes, 4.50%, 11/15/33	1,500,000	1,575,234
TOTAL U.S. TREASURY SECURITIES (Cost $15,567,020)		15,944,337
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.6%
FHLMC, 2.00%, 3/1/37	967,276	870,781
FHLMC, 3.50%, 2/1/49	1,236,137	1,149,896

FHLMC, 3.50%, 3/1/52	1,602,540	1,469,775
FHLMC, 6.00%, 1/1/53	540,275	549,743
FNMA, 3.00%, 2/1/52	1,016,460	905,093
FNMA, 3.50%, 3/1/52	1,595,577	1,467,153
FNMA, 3.50%, 4/1/52	1,723,012	1,581,661
FNMA, 5.00%, 8/1/53	1,169,691	1,168,013
FNMA, 6.00%, 9/1/53	874,687	889,142
FNMA, 6.00%, 9/1/53	873,181	888,217
GNMA, 2.50%, 12/20/51	1,357,182	1,187,439
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,628,197)		12,126,913
COLLATERALIZED LOAN OBLIGATIONS — 7.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.68%, (1-month SOFR plus 1.31%), 6/15/36(1)	240,604	234,641
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.08%, (1-month SOFR plus 1.71%), 6/15/36(1)	165,500	160,786
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.57%, (3-month SOFR plus 2.16%), 7/22/32(1)	250,000	248,766
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.45%, (1-month SOFR plus 1.08%), 12/15/35(1)	299,977	296,212
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	144,500	142,917
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/15/30(1)	150,000	148,394
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 10/17/32(1)	350,000	347,556
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 8.83%, (3-month SOFR plus 3.41%), 1/20/32(1)	90,000	88,517
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	175,000	173,842
BDS Ltd., Series 2020-FL5, Class AS, VRN, 6.82%, (1-month SOFR plus 1.46%), 2/16/37(1)	200,000	197,389
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.39%, (1-month SOFR plus 1.03%), 1/18/36(1)	84,722	83,732
Benefit Street Partners CLO XI, Series 2017-11A, Class B, VRN, 8.06%, (3-month SOFR plus 2.66%), 4/15/29(1)	350,000	352,348
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.62%, (1-month SOFR plus 2.26%), 9/15/35(1)	245,000	244,718
BXMT Ltd., Series 2021-FL4, Class A, VRN, 6.53%, (1-month SOFR plus 1.16%), 5/15/38(1)	265,000	250,431
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.48%, (3-month SOFR plus 2.06%), 7/20/30(1)	250,000	250,228
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(1)	114,770	114,772
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	147,719	147,434
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.33%, (3-month SOFR plus 3.91%), 7/20/30(1)	250,000	248,545
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(1)	100,000	99,554
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.34%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	248,430
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.88%, (1-month SOFR plus 2.51%), 9/15/37(1)	132,500	128,571
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.87%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	321,257
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 8.02%, (3-month SOFR plus 2.60%), 7/20/31(1)	250,000	251,051
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.37%, (3-month SOFR plus 2.00%), 7/20/31(1)(4)	325,000	325,000
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 10.02%, (3-month SOFR plus 4.61%), 1/22/28(1)	275,000	265,120
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.58%, (1-month SOFR plus 4.21%), 11/15/35(1)	356,000	339,935
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.66%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	173,799
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(1)	200,000	199,865
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 8.18%, (3-month SOFR plus 2.76%), 7/20/29(1)	175,000	172,758
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.15%, (3-month SOFR plus 2.75%), 7/24/31(1)	200,000	200,357
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.42%, (1-month SOFR plus 1.06%), 7/25/36(1)	86,912	85,470
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.65%, (1-month SOFR plus 2.30%), 6/17/37(1)	187,902	187,712
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.11%, (1-month SOFR plus 2.75%), 5/19/38(1)	124,000	123,613
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	248,919
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.68%, (1-month SOFR plus 1.31%), 3/15/38(1)	202,456	197,863
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 8.08%, (3-month SOFR plus 2.66%), 9/15/30(1)	200,000	200,503

Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.66%, (3-month SOFR plus 1.24%), 7/20/30(1)		68,633	68,581
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,516,357)			7,569,586
ASSET-BACKED SECURITIES — 5.1%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		203,523	165,167
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		100,000	89,745
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		194,531	161,896
CARS-DB4 LP, Series 2020-1A, Class A1, SEQ, 2.69%, 2/15/50(1)		122,599	117,801
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		200,000	191,368
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	91,091
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		182,753	166,787
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		188,588	171,370
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		157,454	144,716
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		303,083	241,829
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	250,000	176,033
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	139,623
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	348,603
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		171,208	158,969
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	269,794
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		131,706	119,810
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		202,564	175,069
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		224,985	186,985
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		155,475	134,531
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		227,212	201,347
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.79%, (90-day average SOFR plus 0.44%), 3/22/32		68,613	65,373
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		172,088	163,688
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	337,506
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		166,346	142,185
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)		26,530	25,447
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		210,925	177,652
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		236,308	214,888
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		104,641	105,367
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	225,909
TOTAL ASSET-BACKED SECURITIES (Cost $5,331,259)			4,910,549
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Private Sponsor Collateralized Mortgage Obligations — 3.7%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		106,496	101,099
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)		400,000	268,038
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)		665,167	531,872
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)		324,870	273,341
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.42%, (1-month SOFR plus 2.06%), 7/25/29(1)		94,117	94,335
FARM 21-1 Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)		298,012	215,300
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)		76,684	62,937
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.45%, (30-day average SOFR plus 7.11%), 10/25/30(1)		225,000	228,126
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)		53,276	53,676
OBX Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.36%, 5/25/61(1)		674,608	529,260
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.37%, (1-month SOFR plus 4.01%), 8/25/33(1)		45,202	45,411
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.24%, (30-day average SOFR plus 1.90%), 2/25/34(1)		44,473	44,515
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)		300,000	300,402
Verus Securitization Trust, Series 2021-7, Class A2, VRN, 2.14%, 10/25/66(1)		649,726	543,091
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)		315,000	235,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		1,460	1,282
			3,528,612
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)		175,002	179,723

FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	120,690	121,840
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	131,946	133,145
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	315,344	58,129
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	243,182	42,184
FNMA, Series 2018-C01, Class 1ED2, VRN, 6.30%, (30-day average SOFR plus 0.96%), 7/25/30	17,403	17,315
FNMA, Series 2022-R06, Class 1M1, VRN, 8.09%, (30-day average SOFR plus 2.75%), 5/25/42(1)	104,093	107,064
FNMA, Series 2023-R05, Class 1M1, VRN, 7.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)	264,576	266,620
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	221,327	32,342
		958,362
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,614,154)		4,486,974
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.64%, (1-month SOFR plus 2.27%), 11/15/34(1)	172,000	64,501
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.33%, (1-month SOFR plus 2.96%), 11/15/34(1)	183,000	27,817
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	293,183
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.48%, (1-month SOFR plus 2.11%), 9/15/36(1)	248,485	238,113
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.49%, (1-month SOFR plus 3.13%), 6/15/40(1)	212,000	212,924
BX Trust, Series 2018-GW, Class C, VRN, 6.88%, (1-month SOFR plus 1.52%), 5/15/35(1)	249,000	244,823
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	134,504
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.74%, 1/10/36(1)	280,000	279,531
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.98%, (1-month SOFR plus 1.61%), 11/15/38(1)	135,000	132,980
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.33%, (1-month SOFR plus 2.96%), 7/15/38(1)	166,152	163,362
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 3.96%, 12/10/36(1)	120,000	116,153
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.31%, (1-month SOFR plus 1.75%), 12/15/36(1)	163,000	161,767
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.12%, (1-month SOFR plus 1.75%), 7/15/25(1)	132,642	130,601
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	157,015
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.98%, (1-month SOFR plus 1.61%), 1/15/36(1)	154,000	138,312
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,843,119)		2,495,586
PREFERRED STOCKS — 2.2%
Banks — 1.7%
Barclays PLC, 8.00%	105,000	104,541
BNP Paribas SA, 6.625%(1)	200,000	199,253
Citigroup, Inc., 7.625%	180,000	184,248
Credit Agricole SA, 6.875%(1)	105,000	104,566
Credit Agricole SA, 7.875%(1)	200,000	200,203
HSBC Holdings PLC, 6.375%	200,000	198,341
Lloyds Banking Group PLC, 7.50%	450,000	446,111
Wells Fargo & Co., 7.625%(2)	189,000	198,792
		1,636,055
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series W, 7.50%	290,000	303,744
UBS Group AG, 7.00%(1)	200,000	200,063
		503,807
TOTAL PREFERRED STOCKS (Cost $2,098,744)		2,139,862
BANK LOAN OBLIGATIONS(5) — 1.0%
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Corp., Term Loan B, 8.71%, (1-month SOFR plus 3.25%), 2/6/30	178,650	179,362
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	405,900	406,052
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.97%, (1-month SOFR plus 3.50%), 5/5/28	386,919	389,416
TOTAL BANK LOAN OBLIGATIONS (Cost $963,838)		974,830

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Colombia — 0.3%
Colombia Government International Bond, 4.50%, 3/15/29	300,000	281,856
Mexico — 0.2%
Mexico Government International Bond, 4.875%, 5/19/33	200,000	193,139
Nigeria — 0.1%
Nigeria Government International Bond, 6.50%, 11/28/27(1)	150,000	137,507
Panama — 0.1%
Panama Government International Bond, 6.875%, 1/31/36	91,000	91,024
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	196,000	203,188
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $877,348)		906,714
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	57,672	57,672
State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,484,770	2,484,770
		2,542,442
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $137,361), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $134,618)		134,539
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/30, valued at $1,647,373), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $1,615,953)		1,615,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.50% - 4.00%, 10/31/24 - 3/31/26, valued at $136,812), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $134,079)		134,000
		1,883,539
TOTAL SHORT-TERM INVESTMENTS (Cost $4,425,981)		4,425,981
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $97,426,916)		98,519,554
OTHER ASSETS AND LIABILITIES — (2.0)%		(1,890,347)
TOTAL NET ASSETS — 100.0%		$96,629,207

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	300,243	CAD	407,208	UBS AG	3/15/24	$(7,375)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	109	March 2024	$22,444,633	$189,389
U.S. Treasury 5-Year Notes	91	March 2024	9,898,383	159,424
U.S. Treasury 10-Year Notes	65	March 2024	7,337,891	204,316
U.S. Treasury 10-Year Ultra Notes	66	March 2024	7,789,031	313,668
			$47,469,938	$866,797
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	17	March 2024	$2,123,937	$(152,369)
U.S. Treasury Ultra Bonds	2	March 2024	267,188	(23,020)
			$2,391,125	$(175,389)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,140,533, which represented 42.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,396,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $846,971.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,484,770.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$42,538,222	—
U.S. Treasury Securities	—	15,944,337	—
U.S. Government Agency Mortgage-Backed Securities	—	12,126,913	—
Collateralized Loan Obligations	—	7,569,586	—
Asset-Backed Securities	—	4,910,549	—
Collateralized Mortgage Obligations	—	4,486,974	—
Commercial Mortgage-Backed Securities	—	2,495,586	—
Preferred Stocks	—	2,139,862	—
Bank Loan Obligations	—	974,830	—
Sovereign Governments and Agencies	—	906,714	—
Short-Term Investments	$2,542,442	1,883,539	—
	$2,542,442	$95,977,112	—
Other Financial Instruments
Futures Contracts	$866,797	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$175,389	—	—
Forward Foreign Currency Exchange Contracts	—	$7,375	—
	$175,389	$7,375	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.